Prepayments, receivables and other assets (Tables)	12 Months Ended
Mar. 31, 2018
Prepayments, receivables and other assets
Schedule of components of prepayments, receivables and other assets

	As of March 31,
	2017	2018
	(in millions of RMB)
Current:
VAT receivables, net of allowance (i)	8,810	8,915
Amounts due from related companies (ii)	4,131	8,080
Accounts receivable, net of allowance	4,388	7,284
Inventories	957	4,535
Prepaid cost of revenue, sales and marketing expenses and others	2,431	4,283
Deferred direct selling costs (iii)	1,283	1,643
Advances to customers and merchants	788	1,477
Licensed copyrights	327	964
Interest receivables	447	672
Loan receivables, net	812	419
Employee loans and advances (iv)	176	183
Receivable for proceeds from disposal of investments	2,786	—
Others	1,072	4,773

	28,408	43,228

Non-current:
Prepayment for acquisition of property and equipment	4,018	5,933
Prepayment for licensed copyrights and others	1,639	5,614
Deferred tax assets (Note 7)	1,038	2,182
Fair value of interest rate swap contracts	436	542
Employee loans (iv)	451	344
Deferred direct selling costs (iii)	114	188
Prepaid upfront fees related to long-term borrowings / unsecured senior notes	53	170
Others	954	1,924

	8,703	16,897

(i)

VAT receivables mainly represent VAT receivable from relevant PRC tax authorities arising from the Company's VAT refund service. The Company provides advance settlement of relevant VAT refund amounts to its customers prior to receiving such VAT refund from tax authorities. To provide this service, the Company relies on short-term banking facilities and takes on credit risk if the Company fails to recover the prepaid VAT amount.

(ii)

Amounts due from related companies primarily represent balances arising from transactions with Ant Financial and its subsidiaries (Notes 4(a) and 21). The balances are unsecured, interest free and repayable within the next twelve months.

(iii)

The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees are recognized.

(iv)	Employee loans mainly include loans extended under an interest-free loan program, with a term of five years, to eligible employees for purchase of their first residential properties.